Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Common Shares Subject to Redemption [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (1,384,492)	$ (634,107)	$ (634,107)	$ (4,461,394)	$ (1,883,391)
Accretion of temporary equity to redemption value	1,403,473	602,401	602,401	3,698,348	1,733,440
Allocation of net loss	$ 18,981	$ (31,706)	$ (31,706)	$ (763,046)	$ (149,951)
Denominator:
Weighted-average shares outstanding (in Shares)	5,733,920	2,998,094	1,407,269	5,733,920
Basic and diluted net loss per share (in Dollars per share)	$ 0	$ (0.01)	$ (0.02)	$ (0.13)	$ (0.05)
Non-redeemable Common Shares [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (417,255)	$ (213,595)	$ (245,029)	$ (1,344,567)	$ (977,661)
Accretion of temporary equity to redemption value
Allocation of net loss	$ (417,255)	$ (213,595)	$ (245,029)	$ (1,344,567)	$ (977,661)
Denominator:
Weighted-average shares outstanding (in Shares)	1,728,078	1,591,174	1,326,278	1,728,078
Basic and diluted net loss per share (in Dollars per share)	$ (0.24)	$ (0.13)	$ (0.18)	$ (0.78)	$ (0.68)